Finance Costs, Net - Schedule of Finance Costs, Net (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Finance Costs, Net [Abstract]
Interest income on bank balance	$ 330	$ 1,078
Finance income	330	1,078
Interest expenses on lease liability	(14,529)	(20,150)
Interest expenses on bank loans	(48,318)	(29,104)
Finance costs	(62,847)	(49,254)
Finance costs, net	$ (62,517)	$ (48,176)